Third Party Debt Transactions (Details) (USD $)	Jun. 30, 2014	Jun. 16, 2014	Apr. 14, 2014	Feb. 28, 2014
Third Party Debt Transactions Details
Company issued a convertible promissory note to a third party has a maturity date		$ 53,000	$ 42,500	$ 47,500
note accrues interest at the rate		8.00%	8.00%	8.00%
The note is convertible to issuance at 58% of the average lowest three-day after in days		180	180	180
Loan proceeds amounting to	22,597	10,500	25,500	0
Accrued interest	3,925	116	382	0
The principal amount was increased by 50% to the sum of	71,250
Amortized discount from this convertible note is	$ 23,415